ACQUISITIONS (Acquisition of Steel Media) (Details) - USD ($)		12 Months Ended
	Oct. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015
Business Acquisition [Line Items]
Cash payment		$ 2,000,000
Notes term	1 year
Notice period for prepayment of debt	5 days
Steel Media [Member]
Business Acquisition [Line Items]
Ownership acquired (as a percent)	100.00%
Cash payment	$ 7,500,000
Cash payment held in escrow	2,000,000
Maximum earnout consideration	8,000,000
Value of earnout consideration	6,584,042	$ 6,732,123		$ 7,183,751
Acquisition price	$ 18,584,042
Period of earnout consideration payment	2 years
Percentage of earnout consideration	100.00%
Steel Media [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Percentage of earnout consideration to be paid in shares	60.00%
Share price (in dollars per share)	$ 1.0474
Period when registration rights can be exercised	90 days
Steel Media [Member] | Secured subordinated promissory note [Member]
Business Acquisition [Line Items]
Notes term	1 year
Notes issued	$ 2,500,000
Interest rate (as a percent)	5.00%
Increased interest rate (as a percent)	10.00%
Notice period for prepayment of debt	5 days
Percentage of quarterly installments	25.00%
Steel Media [Member] | Secured subordinated promissory note [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Escrow shares	2,386,863
Steel Media [Member] | Maximum [Member]
Business Acquisition [Line Items]
Purchase consideration	$ 20,000,000
Maximum earnout consideration	$ 8,000,000
Steel Media [Member] | Minimum [Member] | Secured subordinated promissory note [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Percentage of escrow shares subject to effective registration	90.00%